INCOME TAX (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure Line Items
Number of companies that can use lowered rate | $		$ 1
Provision for profits tax		(311,000)	¥ (2,167)	¥ 112	¥ (112)
Loss before income taxes		$ (494,036,000)	(3,439,379)	(1,369,637)	(271,636)
Current income tax expense			¥ 0	0	0
FIE percentage held by foreign investors for FIE withholding to apply	25.00%	25.00%	25.00%
CAYMAN ISLANDS
Income Tax Disclosure Line Items
Loss before income taxes			¥ (24,242)	(5,064)	(8,049)
HONG KONG
Income Tax Disclosure Line Items
Statutory income tax rate used for reconciliation	16.50%	16.50%	16.50%
Level of assessable profits taxed at lower rate | $	$ 2
Tax rate for first HK $2 million of assessable profits	8.25%	8.25%	8.25%
Provision for profits tax			¥ 0
Loss before income taxes			¥ 14,091	6,744
Withholding tax rate on payments of dividends	5.00%	5.00%	5.00%
PRC
Income Tax Disclosure Line Items
Statutory income tax rate used for reconciliation	25.00%	25.00%	25.00%
Loss before income taxes			¥ (3,429,228)	¥ (1,371,317)	¥ (263,587)
Withholding tax rate on payments of dividends	10.00%	10.00%	10.00%